Accounting policies - Additional Information (Detail) £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Mar. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Accounting policies [line items]
Depreciation method, property, plant and equipment			All depreciation is charged on a straight-line basis
Undrawn bank facilities			$ 1,350
Cash and cash equivalents			1,450	$ 1,675
Total liquidity			2,655
Repayment of Debt on maturity under consideration amount				290
Covenant Liquidity			400				$ 400	$ 400
Net cash from operating activities			$ 636	$ 137	$ 653
Payment terms of trade receivables			30 days
Percentage increase in revenue per room				46.00%	70.00%
2022 [member]
Accounting policies [line items]
Revenue per room as a percentage of previous year			70.00%
Downside [member] | 2022 [member]
Accounting policies [line items]
Percentage reduction in the growth of revenue per room			8.00%
Credit risk [member]
Accounting policies [line items]
Percentage of provision on debt gross			25.00%
Increase decrease in expected credit loss			$ 5
Credit risk [member] | Past due more than 270 days [member]
Accounting policies [line items]
Increase decrease in expected credit loss			$ 9
Percentage of collection rate			10.00%
Credit risk [member] | Change In Payment Plans [Member]
Accounting policies [line items]
Increase decrease in expected credit loss			$ 16
Three Point Eight Seven Five Percentage Four Hundred Million Euro Twenty Twenty two [Member]
Accounting policies [line items]
Bond interest rate	3.875%
Maturity date	November 2022
Repayment of Debt on maturity under consideration amount	$ 173
UK Covid Corporate Financing Facility [Member]
Accounting policies [line items]
Repayment of commercial paper | £		£ 600
Overdraft [Member]
Accounting policies [line items]
Cash and cash equivalents			1,305
Levels of Existing Cash Reserves Available [Member]
Accounting policies [line items]
Cash and cash equivalents						$ 1,000
Loyalty programme liability [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities			55
Loyalty programme liability [member] | System Fund [member]
Accounting policies [line items]
Deferred revenue			$ 1,292	$ 1,245	$ 1,233
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill			straight-line
Maximum [member]
Accounting policies [line items]
Covenant Liquidity			$ 400
Maximum [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives			50 years
Maximum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives			25 years
Maximum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives			5 years
Maximum [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives			10 years
Minimum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives			3 years
Minimum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives			3 years
Minimum [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives			8 years